Net charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft engine	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 24, 2022 USD ($)	Feb. 23, 2022 aircraft
Unusual or Infrequent Item, or Both [Line Items]
Total lease revenue				$ 6,530,546	$ 4,412,003	$ 4,321,006
Net charges (income) related to Ukraine conflict				2,665,651	0	0
Letters of credit outstanding									$ 260,000
Insurance coverage claimable by entity								$ 3,500,000
Property, plant and equipment, net		$ 57,825,056		55,220,809	57,825,056	35,156,450
Maintenance rights and lease premium, net		4,444,520		3,364,453	4,444,520
Accrued maintenance liability		2,900,651		2,503,202	2,900,651	1,750,395
Ukrainian Airline Insurance Claims
Unusual or Infrequent Item, or Both [Line Items]
Insurance claim	$ 97,000
Number of aircrafts remaining in Ukraine | aircraft	1
Subsequent event | Ukrainian Airline Insurance Claims | C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Insurance claim			$ 100,000
Gain Contingency, Pending Claims, Number | aircraft			2
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Insurance coverage claimable by entity							$ 3,500,000
Letters of credit receipts
Unusual or Infrequent Item, or Both [Line Items]
Net charges (income) related to Ukraine conflict				(257,000)
Basic lease rents
Unusual or Infrequent Item, or Both [Line Items]
Total lease revenue				$ 5,981,812	$ 3,891,089	$ 3,761,611
Russian Federation
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft										135
Number of engines on lease | aircraft										14
Number of helicopters on lease | aircraft										0
Number of aircraft repossessed | aircraft				22
Number of engines repossessed | engine				3
Owned flight equipment on lease to Russian airlines as a percentage of fleet by net book value										5.00%
Russian Federation | Basic lease rents
Unusual or Infrequent Item, or Both [Line Items]
Total lease revenue		$ 33,000
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft				2						7
Number of aircraft on lease currently in temporary storage | aircraft				5
Ukraine | Subsequent event | Ukrainian Airline Insurance Claims
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts remaining in Ukraine | aircraft			2